UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Money Market Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Massachusetts Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2019

% of fund's net assets
Education	25.2
General Obligations	19.3
Health Care	17.8
Special Tax	12.4
Transportation	10.7

Quality Diversification (% of fund's net assets)

As of July 31, 2019
AAA	2.2%
AA,A	77.7%
BBB	12.0%
BB and Below	0.5%
Not Rated	3.2%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Massachusetts Municipal Income Fund

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (a)	1,365,000	1,417,102
Massachusetts - 96.2%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	13,520,000	14,906,206
Berkshire Wind Pwr. Coop. Corp.:
(Wind Proj.) Series 1, 5.25% 7/1/30 (Pre-Refunded to 1/1/20 @ 100)	$5,000,000	$5,086,650
Series 2017 2:
5% 7/1/22	350,000	387,524
5% 7/1/25	505,000	607,348
5% 7/1/26	925,000	1,133,014
5% 7/1/27	700,000	871,563
5% 7/1/30	480,000	586,656
Series 2017, 5% 7/1/21	700,000	750,862
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,175,960
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,225,914
Series 2016 B:
5% 11/1/34	1,000,000	1,142,260
5% 11/1/35	1,500,000	1,712,715
5% 11/1/36	1,700,000	1,936,572
Sr. Series A, 5.25% 11/1/19	1,135,000	1,146,830
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,863,500
5% 5/15/27	2,000,000	2,542,800
5% 5/15/28	600,000	778,158
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	947,521
5% 1/1/24	340,000	372,249
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,310,161
4% 12/1/24	1,360,000	1,486,589
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,412
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,868,466
5% 11/1/21	1,730,000	1,882,880
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	829,904
7% 3/1/21	385,000	409,632
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,796,642
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,573,192
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,418,920
Series 2006 A:
5.25% 7/1/29	3,005,000	4,002,390
5.25% 7/1/32	6,745,000	9,288,742
Series 2010 B:
5% 7/1/26	1,000,000	1,035,170
5% 7/1/28	1,000,000	1,034,980
5% 7/1/30	1,000,000	1,034,330
Series 2015 A:
5% 7/1/40	14,570,000	16,941,559
5% 7/1/45	14,125,000	16,333,444
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,194,657
5% 7/1/30	3,725,000	4,234,655
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,382,776
Series 6, 5.25% 8/1/19	30,000	30,000
Series 8, 5% 8/1/20	105,000	105,342
Series 14, 5% 8/1/38	8,390,000	8,390,000
Series 18:
5% 2/1/28	3,500,000	4,086,495
5% 2/1/29	6,355,000	7,404,719
Series 2002 A, 5.25% 8/1/20	245,000	245,848
Series 2012 B:
5% 8/1/27	295,000	328,061
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,249,519
5% 8/1/28	330,000	366,571
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	6,957,538
Series 6, 5.5% 8/1/30	1,310,000	1,314,768
5% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	3,480,000	3,480,000
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	25,387,762
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,574,400
5% 6/1/36	3,035,000	3,747,557
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	17,965,874
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,626,565
Series 2017 A, 5% 6/1/32	4,580,000	5,688,497
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	7,520,000	8,443,306
Series 2010 B:
5% 1/1/22	10,000,000	10,160,900
5% 1/1/25	13,340,000	13,551,306
5% 1/1/27	7,000,000	7,109,410
5% 1/1/32	3,495,000	3,547,285
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,393,390
5.25% 11/15/41	4,620,000	5,173,384
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (b)	4,950,000	4,957,821
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA Proj.) Series 2017, 5% 10/1/47	5,500,000	6,510,955
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	586,281
5% 10/1/29	735,000	918,765
5% 10/1/42	4,000,000	4,748,640
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,710,353
5% 7/1/38	3,685,000	4,439,393
5% 7/1/39	4,450,000	5,351,481
5% 7/1/42	2,805,000	3,354,584
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,123,529
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,548,655
5% 4/1/34	2,500,000	3,081,325
5% 4/1/35	2,455,000	3,015,059
5% 4/1/37	1,500,000	1,830,045
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,699,339
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	1,435,000	1,453,210
5.25% 12/1/25	820,000	830,799
5.625% 12/1/30	1,000,000	1,012,880
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,927,035
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/47	1,915,000	2,107,343
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,971,018
5% 7/1/32	1,905,000	2,263,445
5% 7/1/33	2,020,000	2,393,821
5% 7/1/36	2,000,000	2,348,940
5% 7/1/39	5,800,000	6,760,538
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	540,900
4% 10/1/25 (c)	500,000	544,970
4% 10/1/26 (c)	500,000	545,450
4% 10/1/27 (c)	350,000	380,454
5% 10/1/37 (c)	1,000,000	1,108,000
5% 10/1/47 (c)	1,000,000	1,099,580
5% 10/1/57 (c)	6,000,000	6,578,160
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41 (Pre-Refunded to 7/1/20 @ 100)	7,000,000	7,266,700
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,210,250
5% 7/1/31	21,180,000	26,390,068
5% 7/1/32	985,000	1,220,060
5% 7/1/34	750,000	920,565
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31	4,870,000	5,201,111
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	801,728
5% 7/1/22	875,000	965,099
5% 7/1/23	2,420,000	2,747,668
5% 7/1/24	2,000,000	2,335,540
5% 7/1/25	1,500,000	1,789,920
5% 7/1/26	1,935,000	2,347,523
5% 7/1/27	2,085,000	2,564,779
5% 7/1/28	4,300,000	5,245,613
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,188,320
(Tufts Med. Ctr. Proj.) Series 2011:
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	5,000,000	5,355,100
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	3,790,000	4,091,722
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,686,935
5% 10/1/30	1,100,000	1,290,344
5% 10/1/31	1,200,000	1,400,760
5% 10/1/32	1,240,000	1,441,252
5% 10/1/33	1,235,000	1,429,303
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,517,947
5% 7/1/29	1,320,000	1,581,162
5% 7/1/30	1,390,000	1,655,351
5% 7/1/38	3,750,000	4,312,238
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	14,000,000	14,821,520
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	396,055
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,648,497
5% 10/1/35	1,495,000	1,723,242
5% 10/1/46	4,250,000	4,810,958
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/20	1,000,000	1,015,713
5% 1/1/21	1,560,000	1,643,070
5% 1/1/22	1,120,000	1,220,554
5% 1/1/23	1,440,000	1,619,381
5% 1/1/24	1,100,000	1,270,324
5% 1/1/29	1,435,000	1,791,741
5% 1/1/31	1,580,000	1,940,019
5% 1/1/32	1,665,000	2,029,851
5% 1/1/33	1,745,000	2,114,277
5% 1/1/34	1,835,000	2,212,625
5% 1/1/35	1,000,000	1,199,580
5% 1/1/36	1,000,000	1,193,030
5% 1/1/42	5,775,000	6,769,397
5% 1/1/47	1,895,000	2,210,783
5% 1/1/53	3,425,000	3,943,853
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,032,743
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,612,850
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,515,000
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,423,000
Series 2011 B, 5% 7/1/41	6,520,000	6,942,822
Series 2011 H, 5.125% 7/1/26	5,595,000	5,960,130
Series 2011:
5% 10/1/20	1,215,000	1,268,764
5.25% 10/1/41	5,485,000	5,896,759
5.5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	7,380,000	7,990,326
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	7,485,000	8,022,049
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,750,000	6,211,955
Series 2012 G:
5% 10/1/23	2,245,000	2,414,610
5% 10/1/24	1,625,000	1,747,038
5% 10/1/25	1,600,000	1,719,456
5% 10/1/26	2,170,000	2,331,036
5% 10/1/27	2,235,000	2,399,876
5% 10/1/28	1,240,000	1,330,929
Series 2012, 5% 7/1/36 (Pre-Refunded to 7/1/21 @ 100)	6,000,000	6,439,560
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (c)	2,245,000	2,710,927
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (c)	4,000,000	4,868,040
Series 2013 F:
4% 7/1/32	2,050,000	2,130,873
4% 7/1/43	21,685,000	22,323,840
5% 7/1/27	1,300,000	1,460,212
5% 7/1/37	3,925,000	4,308,473
Series 2013 G, 5% 7/1/44	10,110,000	11,131,514
Series 2013 P, 5% 7/1/43	12,320,000	13,863,573
Series 2013 X, 5% 10/1/48	14,920,000	16,610,436
Series 2013, 5% 7/1/21	1,085,000	1,158,129
Series 2014 A:
5% 3/1/32	1,700,000	1,949,543
5% 3/1/33	1,250,000	1,430,738
5% 3/1/39	4,000,000	4,534,920
5% 3/1/44	15,765,000	17,779,609
Series 2014 F:
5% 7/15/20	300,000	307,673
5% 7/15/21	300,000	315,450
5% 7/15/22	400,000	430,624
5% 7/15/23	350,000	385,378
5% 7/15/24	400,000	437,912
5% 7/15/25	550,000	599,962
5% 7/15/26	500,000	543,620
5% 7/15/27	200,000	216,726
5% 7/15/28	320,000	345,722
5.625% 7/15/36	800,000	874,848
5.75% 7/15/43	4,700,000	5,124,551
Series 2014 M4, 5% 7/1/44	15,000,000	16,674,600
Series 2014 P:
5% 10/1/32	5,000,000	5,807,800
5% 10/1/46	7,080,000	7,956,858
Series 2015 D, 5% 7/1/44	10,975,000	12,177,531
Series 2015 F, 5% 8/15/45	18,290,000	20,748,725
Series 2015 H1:
5% 7/1/26	3,585,000	4,284,326
5% 7/1/29	3,750,000	4,463,513
5% 7/1/30	1,800,000	2,140,020
5% 7/1/31	1,190,000	1,406,235
5% 7/1/32	1,000,000	1,175,350
5% 7/1/33	1,000,000	1,169,620
Series 2015 O2:
5% 7/1/27	8,635,000	10,410,011
5% 7/1/29	4,495,000	5,358,624
Series 2015 Q:
5% 8/15/28	1,000,000	1,198,410
5% 8/15/29	1,000,000	1,188,910
5% 8/15/32	1,500,000	1,765,740
5% 8/15/33	1,500,000	1,760,715
5% 8/15/34	1,790,000	2,096,054
5% 8/15/38	1,690,000	1,963,865
Series 2015:
5% 1/1/25	3,525,000	4,124,321
5% 1/1/27	2,695,000	3,122,346
5% 1/1/28	1,850,000	2,132,662
5% 1/1/29	2,945,000	3,385,984
Series 2016 A, 5.25% 1/1/42	7,000,000	8,121,330
Series 2016 E:
5% 7/1/31	1,000,000	1,164,590
5% 7/1/32	2,200,000	2,550,922
5% 7/1/33	1,500,000	1,734,735
5% 7/1/34	1,500,000	1,729,110
5% 7/1/35	1,500,000	1,723,950
5% 7/1/36	1,000,000	1,146,200
5% 7/1/37	2,000,000	2,282,780
Series 2016 I:
5% 7/1/25	250,000	296,610
5% 7/1/27	1,150,000	1,381,633
5% 7/1/27	1,100,000	1,320,770
5% 7/1/29	1,580,000	1,877,482
5% 7/1/30	2,400,000	2,832,912
5% 7/1/31	2,000,000	2,345,860
5% 7/1/32	1,610,000	1,880,174
5% 7/1/34	3,035,000	3,555,138
5% 7/1/36	2,000,000	2,329,440
5% 7/1/37	1,470,000	1,706,964
5% 7/1/38	1,000,000	1,158,470
5% 7/1/41	14,790,000	16,855,276
Series 2016 N:
5% 12/1/34	1,000,000	1,197,160
5% 12/1/36	2,520,000	2,987,586
Series 2016:
4% 10/1/36	1,250,000	1,369,488
5% 7/1/26	1,710,000	2,058,481
5% 7/1/29	2,000,000	2,379,400
5% 7/1/30	2,000,000	2,363,560
5% 7/1/31	1,700,000	1,996,361
5% 10/1/32	1,760,000	2,130,762
5% 9/1/33	475,000	572,902
5% 10/1/33	1,500,000	1,806,450
5% 10/1/34	1,500,000	1,800,360
5% 9/1/35	375,000	449,411
5% 10/1/35	1,500,000	1,794,930
5% 7/1/36	3,000,000	3,461,130
5% 9/1/36	315,000	376,457
5% 9/1/37	840,000	988,705
5% 10/1/37	2,000,000	2,373,400
5% 10/1/39	5,000,000	5,906,400
5% 7/1/40	5,325,000	6,253,201
5% 7/1/41	5,145,000	5,859,949
5% 9/1/46	3,235,000	3,800,057
5% 10/1/46	4,000,000	4,682,800
5% 10/1/48	1,000,000	1,124,600
5% 9/1/52	9,115,000	10,521,445
Series 2017:
5% 7/1/20	165,000	169,792
5% 7/1/21	180,000	190,471
5% 7/1/22	180,000	195,262
5% 7/1/25	1,105,000	1,340,829
5% 7/1/26	160,000	188,024
5% 7/1/27	1,000,000	1,267,970
5% 7/1/37	600,000	672,024
5% 7/1/42	2,110,000	2,349,380
5% 7/1/47	2,250,000	2,494,935
Series 2018:
5% 9/1/27	1,010,000	1,233,362
5% 9/1/29	1,390,000	1,711,549
5% 9/1/31	1,530,000	1,849,602
5% 9/1/33	1,185,000	1,418,196
5% 9/1/38	4,805,000	5,648,758
5% 6/1/43	4,740,000	5,727,579
5% 9/1/43	4,445,000	5,164,068
5% 6/1/48	7,000,000	8,418,690
Series 2019 A:
5% 7/1/30	1,350,000	1,662,633
5% 7/1/31	1,350,000	1,651,577
5% 7/1/32	2,000,000	2,436,660
5% 7/1/33	2,300,000	2,792,706
5% 7/1/34	1,400,000	1,692,726
5% 7/1/39	2,250,000	2,665,890
5% 7/1/44	4,250,000	4,978,323
Series 2019 K:
4% 7/1/22	700,000	756,126
5% 7/1/23	500,000	571,425
5% 7/1/24	500,000	587,340
5% 7/1/33	2,000,000	2,486,420
5% 7/1/35	2,135,000	2,631,815
Series 2019 S1:
5% 10/1/20	3,325,000	3,476,487
5% 10/1/21	3,490,000	3,783,300
5% 10/1/25	1,965,000	2,398,852
5% 10/1/26	2,535,000	3,161,728
Series 2019 S2:
5% 10/1/32	1,410,000	1,798,949
5% 10/1/33	1,935,000	2,459,888
5% 10/1/34	2,165,000	2,738,119
Series A:
4% 6/1/49	8,000,000	8,497,520
5% 6/1/39	2,275,000	2,708,046
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,744,768
Series BB1, 5% 10/1/46	355,000	414,580
Series L, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	4,900,000	5,258,974
Series N 2016:
5% 12/1/41	14,700,000	17,129,616
5% 12/1/46	7,000,000	8,111,950
5% 3/1/34	4,375,000	4,997,081
5.25% 7/1/25	1,000,000	1,100,930
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,114,710
5.25% 7/1/26	1,000,000	1,098,800
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,114,710
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.15%, tender 5/1/20 (a)(b)(c)	1,750,000	1,759,706
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,563,455
Series 2014 I, 5% 1/1/27 (a)	1,000,000	1,155,230
Series 2015 A, 5% 1/1/22 (a)	1,000,000	1,086,280
Series 2016 J:
5% 7/1/22 (a)	6,350,000	7,007,733
5% 7/1/23 (a)	9,825,000	11,135,852
Series 2017 A:
4% 7/1/21 (a)	1,000,000	1,049,750
5% 7/1/22 (a)	3,000,000	3,310,740
5% 7/1/23 (a)	1,500,000	1,700,130
5% 7/1/24 (a)	2,000,000	2,319,380
5% 7/1/25 (a)	4,500,000	5,319,540
5% 7/1/26 (a)	3,920,000	4,704,784
Series 2018 B:
5% 7/1/22 (a)	1,030,000	1,136,687
5% 7/1/27 (a)	7,500,000	9,139,500
Series 2019 B:
5% 7/1/23 (a)	500,000	566,710
5% 7/1/24 (a)	1,000,000	1,159,690
5% 7/1/25 (a)	1,310,000	1,548,577
5% 7/1/26 (a)	1,215,000	1,458,243
5% 7/1/28 (a)	1,000,000	1,236,130
5% 7/1/29 (a)	2,500,000	3,129,625
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,725,840
Series 2006 B, 5.25% 9/1/22	5,360,000	6,036,325
Series 2007 A, 3 month U.S. LIBOR + 0.570% 2.298% 5/1/37 (b)(d)	18,795,000	18,407,635
Series 2014 E:
5% 9/1/29	7,500,000	8,353,350
5% 9/1/30	5,000,000	5,554,450
5% 9/1/31	8,000,000	8,866,640
Series 2015 C:
5% 7/1/40	12,730,000	14,794,297
5% 7/1/45	22,075,000	25,513,181
Series 2016 A, 5% 3/1/46	12,985,000	14,656,559
Series 2016 B:
5% 7/1/31	19,965,000	24,213,552
5% 7/1/33	5,500,000	6,635,640
5% 7/1/35	5,500,000	6,594,060
5% 7/1/36	10,260,000	12,267,574
5% 7/1/37	8,495,000	10,126,380
Series 2016:
5% 3/1/31	1,500,000	1,728,435
5% 3/1/32	7,500,000	8,625,975
Series 2017 A:
5% 4/1/34	6,875,000	8,377,188
5% 4/1/35	16,830,000	20,438,184
5% 4/1/42	18,490,000	22,058,940
5% 4/1/47	2,405,000	2,849,540
Series 2017 C, 5% 10/1/26	15,000,000	18,696,900
Series 2017 D:
5% 2/1/33	2,550,000	3,107,685
5% 2/1/36	20,000,000	24,141,000
Series 2017 F:
5% 11/1/38	10,000,000	12,157,600
5% 11/1/39	10,000,000	12,127,200
Series 2018 B, 5% 1/1/32	5,000,000	6,230,750
Series 2019 A:
5% 1/1/35	5,000,000	6,281,500
5% 1/1/37	10,000,000	12,450,700
5% 1/1/49	5,000,000	6,067,800
5.25% 1/1/44	10,000,000	12,494,000
Series A, 5% 1/1/48	9,420,000	11,244,183
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/19	230,000	230,729
5% 10/1/21	225,000	225,747
5% 10/1/23	140,000	140,466
5% 10/1/25	415,000	416,374
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	3,355,000	3,371,775
(Cape Cod Healthcare Proj.) Series 2004 D, 6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	2,773,181
(Northeastern Univ. Proj.) Series 2009 Y1, 5% 10/1/19	1,730,000	1,740,985
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	18,995,000	19,706,173
Series 2010 C:
5% 7/1/30	4,460,000	4,609,142
5.125% 7/1/35	930,000	958,886
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2017, 4% 6/1/43 (a)	1,725,000	1,848,855
Series 207, 4% 6/1/49	2,700,000	2,965,410
Massachusetts Port Auth. Rev.:
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,183,120
5% 7/1/42 (a)	10,300,000	11,203,207
Series 2012 B:
5% 7/1/25	4,150,000	4,603,761
5% 7/1/27	6,570,000	7,278,377
5% 7/1/28	5,030,000	5,569,266
Series 2014 B, 5% 7/1/39 (a)	4,965,000	5,602,407
Series 2014 C:
5% 7/1/28	3,000,000	3,518,340
5% 7/1/29	4,205,000	4,924,980
5% 7/1/30	3,000,000	3,499,350
Series 2015 A:
5% 7/1/28	460,000	552,994
5% 7/1/28 (a)	500,000	592,660
5% 7/1/29 (a)	1,245,000	1,471,864
5% 7/1/30	1,400,000	1,669,682
5% 7/1/30 (a)	1,450,000	1,705,128
5% 7/1/40 (a)	2,000,000	2,284,820
5% 7/1/45 (a)	3,500,000	3,976,420
5% 7/1/45	5,570,000	6,440,870
Series 2016 A:
5% 7/1/26	695,000	859,500
5% 7/1/28	760,000	936,122
5% 7/1/30	1,660,000	2,026,113
5% 7/1/32	1,970,000	2,378,736
5% 7/1/36	3,760,000	4,490,342
Series 2016 B:
4% 7/1/46 (a)	10,875,000	11,613,413
5% 7/1/43 (a)	6,410,000	7,416,050
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,564,416
5% 7/1/31 (a)	1,095,000	1,330,578
5% 7/1/32 (a)	1,370,000	1,657,673
5% 7/1/33 (a)	1,250,000	1,508,050
5% 7/1/35 (a)	2,000,000	2,395,940
5% 7/1/36 (a)	1,720,000	2,054,265
5% 7/1/42 (a)	4,110,000	4,840,347
Series 2019 A, 5% 7/1/34 (a)	2,500,000	3,114,375
Series 2019 C:
5% 7/1/31 (a)	3,500,000	4,410,595
5% 7/1/38 (a)	5,000,000	6,135,650
5% 7/1/39 (a)	5,000,000	6,117,550
5% 7/1/49 (a)	2,500,000	3,005,100
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,560,000	1,564,958
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,003,420
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,175,000	5,192,026
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,802,620
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/41	15,065,000	16,270,803
Series 2012 A, 5% 8/15/23	15,000,000	16,749,750
Series 2012 B, 5% 8/15/30	18,400,000	20,412,040
Series 2013 A, 5% 5/15/43	18,675,000	21,000,785
Series 2016 A:
5% 11/15/40	7,335,000	8,585,177
5% 11/15/41	7,710,000	9,012,373
Series 2019 A:
5% 2/15/22	1,760,000	1,931,371
5% 2/15/23	640,000	726,272
5% 2/15/44	10,000,000	12,155,600
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,518,514
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,302,450
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	25,586,471
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,535,425
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,165,400
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	5,119,846
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,883,284
Series 2009 B:
5% 5/1/35 (Pre-Refunded to 5/1/20 @ 100)	5,560,000	5,722,964
5% 5/1/40 (Pre-Refunded to 5/1/20 @ 100)	4,625,000	4,760,559
Series 2012 A:
5% 5/1/36	5,470,000	5,937,083
5% 5/1/36 (Pre-Refunded to 5/1/22 @ 100)	1,890,000	2,089,981
5% 5/1/41	7,205,000	7,794,009
5% 5/1/41 (Pre-Refunded to 5/1/22 @ 100)	2,795,000	3,090,739
Series 2012 B:
5% 5/1/29	2,000,000	2,192,240
5% 5/1/30	1,870,000	2,045,500
5% 5/1/37	3,075,000	3,334,100
5% 5/1/43	11,125,000	12,028,239
Series 2014 B:
5% 5/1/39	2,500,000	2,825,750
5% 5/1/44	13,935,000	15,668,235
Series 2014 D:
5% 5/1/39	7,575,000	8,748,974
5% 5/1/41	4,515,000	5,198,390
Series 2016 A:
5% 5/1/38	11,450,000	13,249,253
5% 5/1/41	7,960,000	9,164,826
5% 5/1/49	12,015,000	13,735,428
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,711,620
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,677,694
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,503,497
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	27,136,228
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,418,990
Series 2012 A, 5% 8/1/37	8,000,000	8,834,240
Series 2016 B, 5% 8/1/40	4,625,000	5,491,956
Series 2016 C:
5% 8/1/34	10,000,000	12,074,100
5% 8/1/35	12,550,000	15,107,439
5% 8/1/40	20,500,000	24,342,725
Series B, 5.25% 8/1/26	3,000,000	3,796,230
Plymouth Gen. Oblig. 5% 10/15/19	500,000	504,053
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,188,173
5% 2/1/22	1,245,000	1,368,305
5% 2/1/23	1,185,000	1,347,866
Shrewsbury Gen. Oblig. Series 2019, 5% 7/15/29	2,000,000	2,592,740
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,776,084
5% 3/1/23	1,775,000	2,018,512
5% 3/1/24	2,225,000	2,608,612
5% 3/1/25	2,420,000	2,919,077
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,246,795
5% 11/1/28	6,000,000	7,272,240
5% 11/1/29	6,230,000	7,532,319
5% 11/1/30	6,000,000	7,222,080
Series 2014 1, 5% 11/1/44	20,445,000	23,496,212
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	760,818
5% 5/1/35	2,000,000	2,525,660
5% 5/1/36	3,400,000	4,274,344
5% 5/1/37	3,200,000	4,006,912
5% 5/1/38	3,000,000	3,743,970
5% 5/1/39	2,000,000	2,488,640
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,487,745
5% 3/1/27	2,740,000	3,186,017
Worcester Gen. Oblig. Series 2001 A, 5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,017

TOTAL MASSACHUSETTS		2,197,512,847

TOTAL MUNICIPAL BONDS
(Cost $2,087,022,895)		2,198,929,949

Municipal Notes - 3.0%
Massachusetts - 3.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners HealthCare Sys. Proj.) Series 2014 M1, 1.47% 8/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,650,000	$15,650,000
Series 2005, 1.55% 8/7/19, LOC Bank of America NA, VRDN (a)(b)	1,350,000	1,350,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 25 11, 1.6% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	1,685,000	1,685,000
Massachusetts Gen. Oblig. Series 2006 A, 1.45% 8/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	25,000,000	25,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series Floaters ZF 27 98, 1.45% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(e)(f)	3,000,000	3,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (b)(e)(f)	3,000,000	3,000,000
Series Floaters XF 25 46, 1.41% 8/7/19 (Liquidity Facility Citibank NA) (b)(e)(f)	4,480,000	4,480,000
Series Floaters XM 04 30, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,330,000	3,330,000
Series Floaters YX 10 29, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,000,000	5,000,000
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	1,047,800	1,058,097
Series 2019 B, 2.5% 7/9/20	3,083,334	3,117,159
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	3,000,000	3,030,435

TOTAL MASSACHUSETTS		69,700,691

TOTAL MUNICIPAL NOTES
(Cost $69.686,755)		69,700,691
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $2,156,709,650)		2,268,630,640
NET OTHER ASSETS (LIABILITIES) - 0.7%		15,230,239
NET ASSETS - 100%		$2,283,860,879

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,136,187 or 1.0% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	25.2%
General Obligations	19.3%
Health Care	17.8%
Special Tax	12.4%
Transportation	10.7%
Water & Sewer	5.1%
Escrowed/Pre-Refunded	5.0%
Others* (Individually Less Than 5%)	4.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,156,709,650)		$2,268,630,640
Cash		430,536
Receivable for fund shares sold		1,563,351
Interest receivable		19,193,190
Prepaid expenses		5,387
Other receivables		2,809
Total assets		2,289,825,913
Liabilities
Payable for investments purchased	$2,305,020
Payable for fund shares redeemed	701,954
Distributions payable	2,081,286
Accrued management fee	667,625
Other affiliated payables	171,773
Other payables and accrued expenses	37,376
Total liabilities		5,965,034
Net Assets		$2,283,860,879
Net Assets consist of:
Paid in capital		$2,171,047,223
Total distributable earnings (loss)		112,813,656
Net Assets, for 184,276,885 shares outstanding		$2,283,860,879
Net Asset Value, offering price and redemption price per share ($2,283,860,879 ÷ 184,276,885 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$34,147,688
Expenses
Management fee	$3,902,919
Transfer agent fees	824,871
Accounting fees and expenses	197,801
Custodian fees and expenses	7,988
Independent trustees' fees and expenses	4,442
Registration fees	20,794
Audit	28,108
Legal	12,137
Miscellaneous	8,184
Total expenses before reductions	5,007,244
Expense reductions	(6,953)
Total expenses after reductions		5,000,291
Net investment income (loss)		29,147,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,073,305
Total net realized gain (loss)		3,073,305
Change in net unrealized appreciation (depreciation) on investment securities		77,333,756
Net gain (loss)		80,407,061
Net increase (decrease) in net assets resulting from operations		$109,554,458

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,147,397	$57,746,115
Net realized gain (loss)	3,073,305	(2,945,543)
Change in net unrealized appreciation (depreciation)	77,333,756	(8,494,742)
Net increase (decrease) in net assets resulting from operations	109,554,458	46,305,830
Distributions to shareholders	(29,123,043)	(65,706,504)
Share transactions
Proceeds from sales of shares	210,009,624	484,372,606
Reinvestment of distributions	16,810,351	40,434,106
Cost of shares redeemed	(163,391,916)	(535,186,405)
Net increase (decrease) in net assets resulting from share transactions	63,428,059	(10,379,693)
Total increase (decrease) in net assets	143,859,474	(29,780,367)
Net Assets
Beginning of period	2,140,001,405	2,169,781,772
End of period	$2,283,860,879	$2,140,001,405
Other Information
Shares
Sold	17,252,638	40,900,381
Issued in reinvestment of distributions	1,375,161	3,397,922
Redeemed	(13,443,413)	(45,041,902)
Net increase (decrease)	5,184,386	(743,599)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.95	$12.07	$11.99	$12.61	$12.73	$11.99
Income from Investment Operations
Net investment income (loss)A	.161	.327	.340	.358	.390	.405
Net realized and unrealized gain (loss)	.440	(.075)	.107	(.467)	(.079)	.763
Total from investment operations	.601	.252	.447	(.109)	.311	1.168
Distributions from net investment income	(.161)	(.327)	(.340)	(.358)	(.389)	(.405)
Distributions from net realized gain	–	(.045)	(.027)	(.153)	(.042)	(.023)
Total distributions	(.161)	(.372)	(.367)	(.511)	(.431)	(.428)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.39	$11.95	$12.07	$11.99	$12.61	$12.73
Total ReturnC,D	5.05%	2.15%	3.75%	(.92)%	2.54%	9.91%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%F	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	2.66%F	2.75%	2.80%	2.85%	3.13%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,283,861	$2,140,001	$2,169,782	$2,127,315	$2,275,398	$2,227,164
Portfolio turnover rate	9%F	12%	16%	25%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2019

Days	% of fund's investments 7/31/19
1 - 7	80.3
8 - 30	0.9
31 - 60	2.5
61 - 90	4.5
91 - 180	1.6
> 180	10.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2019
Variable Rate Demand Notes (VRDNs)	32.6%
Tender Option Bond	38.2%
Other Municipal Security	21.8%
Investment Companies	7.5%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

7/31/19
Fidelity® Massachusetts Municipal Money Market Fund	1.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Massachusetts Municipal Money Market Fund

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 32.6%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.61% 8/7/19, VRDN (a)(b)	$6,800,000	$6,800,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.61% 8/7/19, VRDN (a)(b)	400,000	400,000
Series 2002, 1.64% 8/7/19, VRDN (a)(b)	4,700,000	4,700,000
		5,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.59% 8/7/19, VRDN (a)(b)	2,400,000	2,400,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.59% 8/7/19, VRDN (a)(b)	2,900,000	2,900,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.62% 8/7/19, VRDN (b)	2,100,000	2,100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.6% 8/7/19, VRDN (b)	4,500,000	4,500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.6% 8/7/19, VRDN (b)	500,000	500,000
		7,100,000
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.56% 8/7/19, VRDN (b)	5,580,000	5,580,000
Series 2010 B1, 1.6% 8/7/19, VRDN (b)	11,600,000	11,600,000
		17,180,000
Massachusetts - 29.9%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.42% 8/7/19, LOC Citibank NA, VRDN (b)	14,850,000	14,850,000
Series 2010 A2, 1.42% 8/7/19, LOC Barclays Bank PLC, VRDN (b)	24,740,000	24,740,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 1.4% 8/7/19, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	11,600,000	11,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.43% 8/7/19, LOC Bank of America NA, VRDN (b)	6,900,000	6,900,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 1.41% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (b)	11,695,000	11,695,000
(Clark Univ. Proj.) 1.5% 8/7/19, LOC TD Banknorth, NA, VRDN (b)	28,710,000	28,710,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 1.53% 8/1/19, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,570,000	1,570,000
(ISO New England, Inc. Proj.) Series 2005, 1.39% 8/7/19, LOC TD Banknorth, NA, VRDN (b)	1,700,000	1,699,741
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 1.4% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,310,000	3,310,000
Series 2014 M1, 1.47% 8/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,100,000	2,100,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 1.4% 8/7/19, LOC TD Banknorth, NA, VRDN (b)	7,710,000	7,710,000
Series 2008 B, 1.4% 8/7/19, LOC TD Banknorth, NA, VRDN (b)	3,545,000	3,545,000
(Wilber School Apts. Proj.) Series 2008 A, 1.46% 8/7/19, LOC Bank of America NA, VRDN (b)	7,985,000	7,985,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 1.44% 8/7/19, LOC TD Banknorth, NA, VRDN (b)	130,000	130,000
Series 2006, 1.4% 8/7/19, LOC PNC Bank NA, VRDN (b)	22,195,000	22,195,000
Series 2010, 1.41% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,315,000	6,315,000
Series 2019, 1.43% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	13,065,000	13,065,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 1.4% 8/7/19 (Liquidity Facility Citibank NA), VRDN (b)	15,600,000	15,600,000
Series 2000 B, 1.41% 8/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,600,000	4,600,000
Series 2001 C, 1.38% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	25,725,000	25,725,000
Series 2006 A, 1.45% 8/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,300,000	5,300,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.43% 8/7/19, LOC JPMorgan Chase Bank, VRDN (b)	25,500,000	25,500,000
Series 2009 K, 1.42% 8/7/19, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 1.48% 8/1/19, LOC TD Banknorth, NA, VRDN (b)	710,000	710,000
(Harvard Univ. Proj.) Series Y, 1.37% 8/7/19, VRDN (b)	2,200,000	2,200,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 1.37% 8/7/19, VRDN (b)	43,275,000	43,275,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 1.46% 8/7/19, LOC JPMorgan Chase Bank, VRDN (b)	33,460,000	33,460,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.39% 8/7/19, LOC TD Banknorth, NA, VRDN (b)	4,910,000	4,910,000
(Williams College Proj.) Series I, 1.37% 8/7/19, VRDN (b)	9,439,000	9,439,000
Series 2009 O-1, 1.44% 8/7/19, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	12,475,000	12,475,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 1.43% 8/7/19, LOC Bank of America NA, VRDN (b)	16,205,000	16,205,000
Series 208, 1.4% 8/7/19 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,400,000	2,400,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 1.39% 8/7/19, LOC TD Banknorth, NA, VRDN (a)(b)	24,380,000	24,380,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 1.4% 8/7/19, LOC TD Banknorth, NA, VRDN (b)	500,000	500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 1.46% 8/7/19, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,600,000	4,600,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.35% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	56,545,000	56,545,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 1.4% 8/7/19, LOC Freddie Mac, VRDN (b)	5,790,000	5,790,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 1.46% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		520,333,741
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.61% 8/7/19, VRDN (a)(b)	3,700,000	3,700,000
Series 1998, 1.61% 8/7/19, VRDN (a)(b)	300,000	300,000
		4,000,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.64% 8/7/19, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.61% 8/7/19, VRDN (a)(b)	200,000	200,000
Series A, 1.5% 8/7/19, VRDN (a)(b)	420,000	420,000
		620,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.61% 8/7/19, VRDN (a)(b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $567,533,741)		567,533,741

Tender Option Bond - 38.2%
California - 0.6%
Dignity Health Participating VRDN Series DBE 80 11, 1.6% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	9,900,000	9,900,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	2,085,000	2,085,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.65%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	400,000	400,000
		2,485,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	800,000	800,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	1,300,000	1,300,000
Massachusetts - 36.3%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, 1.53%, tender 8/8/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	3,400,000	3,400,000
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	2,400,000	2,400,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 1.43% 8/1/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	2,088,000	2,088,000
Series Clipper 09 30, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	12,200,000	12,200,000
Series Floaters XX 10 02, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,000,000	2,000,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, 1.48% 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	34,990,000	34,990,000
Series Floaters XF 06 10, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,900,000	2,900,000
Series Floaters XF 26 06, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	2,400,000	2,400,000
Series Floaters ZF 25 67, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	3,300,000	3,300,000
Series Floaters ZF 25 68, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	4,865,000	4,865,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	12,600,000	12,600,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	9,135,000	9,135,000
Series 2016 XM0136, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(e)	2,650,000	2,650,000
Series 2016 XM0137, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,765,000	4,765,000
Series Floaters 004, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	17,095,000	17,095,000
Series Floaters E 130, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	15,400,000	15,400,000
Series Floaters XF 26 07, 1.4% 8/1/19 (Liquidity Facility Citibank NA) (b)(d)(e)	3,600,000	3,600,000
Series Floaters XF 27 05, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	4,740,000	4,740,000
Series Floaters YX 10 74, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,200,000	2,200,000
Series Floaters ZF 07 60, 1.45% 8/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,135,000	2,135,000
Series Floaters ZF 27 22, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	8,600,000	8,600,000
Series Floaters ZM 05 72, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,000,000	4,000,000
Series MS 3373, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	7,100,000	7,100,000
Series MS 3389X, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,500,000	2,500,000
Series ROC II R 11999X, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	6,785,000	6,785,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.49% 8/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	13,055,000	13,055,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,300,000	1,300,000
Series Clipper 09 37, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	36,075,000	36,075,000
Series Clipper 09 67, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	40,670,000	40,670,000
Series Clipper 09 69, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	38,156,000	38,156,000
Series Floaters E 116, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	19,540,000	19,540,000
Series Floaters G4, 1.42% 8/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	19,500,000	19,500,000
Series Floaters G9, 1.42% 8/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,700,000	5,700,000
Series Floaters XF 05 28, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,190,000	1,190,000
Series Floaters XF 05 30, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,865,000	4,865,000
Series Floaters XF 25 65, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	12,750,000	12,750,000
Series Floaters XF 25 74, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	3,700,000	3,700,000
Series Floaters XF 27 06, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	15,800,000	15,800,000
Series Floaters XM 03 72, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	6,650,000	6,650,000
Series Floaters XM 04 28, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	7,500,000	7,500,000
Series Floaters XM 07 10, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	3,125,000	3,125,000
Series Floaters ZF 26 93, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	13,400,000	13,400,000
Series Floaters ZF 26 95, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,900,000	5,900,000
Series Floaters ZM 05 79, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,235,000	2,235,000
Series Spears DB 80 15, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	9,195,000	9,195,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series Clipper 09 39, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	15,450,000	15,450,000
Series Floaters XM 02 32, 1.42% 8/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,500,000	2,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	10,000,000	10,000,000
Series EGL 14 C031A, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	13,875,000	13,875,000
Series EGL 15 0004, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	45,460,000	45,460,000
Series EGL 15 001, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	29,710,000	29,710,000
Series EGL 15 002, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	47,600,000	47,600,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.58%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	4,000,000	4,000,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,200,000	2,200,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,615,000	4,615,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series Floaters XF 25 88, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	4,170,000	4,170,000
Series XL 0042, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	8,380,000	8,380,000
		632,899,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	100,000	100,000
Pennsylvania - 0.0%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 1.65% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	100,000	100,000
		200,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300,000	300,000
Texas - 0.1%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 1.6%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	800,000	800,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	400,000	400,000
		1,200,000
Utah - 0.9%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.65% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	16,100,000	16,100,000
TOTAL TENDER OPTION BOND
(Cost $665,284,000)		665,284,000

Other Municipal Security - 21.8%
Florida - 0.3%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	4,800,000	4,800,025
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.6% tender 8/15/19, CP mode	600,000	600,000
Massachusetts - 21.4%
Andover Gen. Oblig. BAN Series 2019, 2.5% 12/19/19	2,720,000	2,729,691
Avon Gen. Oblig. BAN Series 2018, 3% 9/26/19	6,200,000	6,209,358
Beverly Gen. Oblig. BAN Series 2019, 2.5% 6/26/20	7,500,000	7,573,298
Billerica Gen. Oblig. BAN Series 2018, 3% 9/27/19	2,374,000	2,377,093
Bourne Gen. Oblig. BAN Series 2018, 3.25% 11/15/19	3,509,042	3,520,914
Brockton Gen. Oblig. BAN Series 2019, 2.25% 6/19/20	2,882,871	2,897,887
Brookline Gen. Oblig. BAN Series 2019, 3% 3/27/20	2,300,000	2,319,647
Burlington Gen. Oblig. BAN Series 2019, 2.25% 7/17/20	2,200,000	2,216,420
Chicopee Gen. Oblig. BAN:
Series 2018, 3% 8/22/19	5,296,000	5,299,056
Series 2019, 2.5% 8/22/19	4,800,000	4,802,960
Danvers Gen. Oblig. BAN Series 2018, 3% 8/16/19	1,400,000	1,400,765
Falmouth Gen. Oblig. BAN Series 2019, 3% 2/4/20	8,500,000	8,553,056
Framingham Gen. Oblig. BAN Series 2019, 2.5% 12/6/19	8,300,000	8,330,537
Franklin Gen. Oblig. BAN Series 2019, 3% 5/15/20	1,100,000	1,110,198
Gloucester Gen. Oblig. BAN Series 2018 B, 3% 9/20/19	6,200,000	6,208,746
Grafton Gen. Oblig. BAN Series 2019, 2.75% 5/15/20	4,200,000	4,235,759
Groton BAN Series 2019, 2.25% 2/21/20 (g)	3,000,000	3,014,400
Harwich BAN Series 2019, 2.5% 6/18/20	2,161,617	2,177,896
Hingham Gen. Oblig. BAN Series 2019, 2.75% 5/15/20	5,389,505	5,435,392
Lexington Gen. Oblig. BAN Series 2019, 3% 2/14/20	4,371,300	4,400,730
Littleton Gen. Oblig. BAN Series 2019, 2.5% 5/22/20	1,689,000	1,701,358
Marlborough Gen. Oblig. BAN Series 2019, 2.25% 6/12/20	12,300,000	12,378,377
Massachusetts Clean Wtr. Trust Bonds:
Series 11, 5.25% 8/1/19	1,000,000	1,000,000
Series 14, 5% 8/1/19 (Pre-Refunded to 8/1/19 @ 100)	1,890,000	1,890,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.6% tender 9/6/19 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	17,400,000	17,400,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2015 O3, SIFMA Municipal Swap Index + 0.480% 1.88%, tender 1/29/20 (b)(h)	1,600,000	1,601,001
Massachusetts Gen. Oblig. Bonds Series 2017 B, 2% 8/1/19 (b)(h)	2,580,000	2,580,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series 2008 H2, 1.55% tender 9/5/19, CP mode	300,000	300,000
Series 2019:
1.75% 10/2/19, CP	10,400,000	10,400,000
1.75% 10/10/19, CP	28,000,000	28,000,000
Massachusetts Port Auth. Rev.:
Series 12A, 1.67% 8/7/19, LOC TD Banknorth, NA, CP	10,800,000	10,800,000
Series 2012 B:
1.7% 8/7/19, LOC TD Banknorth, NA, CP (a)	18,800,000	18,800,000
1.73% 9/12/19, LOC TD Banknorth, NA, CP (a)	3,500,000	3,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series B1, 5% 8/1/19	12,380,000	12,380,000
Series 99:
1.7% 10/9/19, LOC State Street Bank & Trust Co., Boston, CP	16,300,000	16,300,000
1.74% 10/9/19, LOC State Street Bank & Trust Co., Boston, CP	16,700,000	16,700,000
Middleborough Gen. Oblig. BAN Series 2019:
2.25% 6/10/20	7,800,000	7,846,107
3% 10/4/19	5,000,000	5,008,767
Millis Gen. Oblig. BAN Series 2018, 3% 11/1/19	3,300,000	3,307,907
Nantucket Gen. Oblig. BAN Series 2019 B, 2.75% 5/22/20	2,200,000	2,219,702
North Middlesex Reg'l. School District BAN Series 2019, 3% 2/5/20	11,500,000	11,569,776
Norwood Gen. Oblig. BAN Series 2019, 2.25% 6/26/20	6,200,000	6,245,741
Orleans Gen. Oblig. Anticipation Notes BAN Series 2019, 3% 2/7/20	4,200,000	4,226,198
Peabody Gen. Oblig. BAN Series 2019, 2.25% 7/17/20	3,000,000	3,025,544
Revere Gen. Oblig. BAN Series 2019, 2.75% 4/9/20	7,185,500	7,239,972
Salisbury Gen. Oblig. BAN Series 2018, 3% 9/13/19	3,308,000	3,312,088
Somerville Gen. Oblig. BAN Series A, 2.25% 6/5/20	18,100,000	18,211,397
Stoughton Gen. Oblig. BAN Series 2019, 3% 10/25/19	1,000,000	1,003,180
Swampscott Gen. Oblig. BAN Series 2019, 2.25% 3/12/20	1,700,000	1,706,379
Topsfield Gen. Oblig. BAN Series 2019, 2.5% 11/22/19	1,658,292	1,662,327
Town of Rowley Gen. Oblig. BAN Series 2019, 2.75% 5/8/20	2,500,000	2,519,242
West Boylston Gen. Oblig. Anticipation Notes BAN Series 2019, 2.25% 2/14/20 (g)	2,700,000	2,711,799
Westborough Gen. Oblig. BAN Series 2019, 2.25% 5/29/20	19,300,000	19,412,409
Westfield Gen. Oblig. BAN Series 2018, 3% 10/31/19	3,720,000	3,728,542
Weston Gen. Oblig. BAN Series 2019, 2% 1/30/20	4,300,000	4,311,399
Worcester Gen. Oblig.:
BAN Series 2019 A, 2.75% 2/13/20	17,217,000	17,316,512
Bonds Series 2018, 4% 2/13/20	5,500,000	5,572,946
		372,702,473
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.65%, tender 2/26/20 (b)(h)	100,000	100,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.36%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(h)	2,700,000	2,700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $380,902,498)		380,902,498
	Shares	Value

Investment Company - 7.5%
Fidelity Municipal Cash Central Fund 1.52% (i)(j)
(Cost $130,625,710)	130,616,261	130,625,710
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,744,345,949)		1,744,345,949
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(874,502)
NET ASSETS - 100%		$1,743,471,447

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,715,000 or 0.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,285,000 or 0.6% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 1.6%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$800,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$2,085,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$800,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.65%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	12/18/18 - 3/25/19	$400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	11/21/18 - 3/4/19	$1,300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.58%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$4,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	4/30/19	$100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$769,198
Total	$769,198

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,613,720,239)	$1,613,720,239
Fidelity Central Funds (cost $130,625,710)	130,625,710
Total Investment in Securities (cost $1,744,345,949)		$1,744,345,949
Cash		11,203
Receivable for fund shares sold		1,439,747
Interest receivable		6,592,610
Distributions receivable from Fidelity Central Funds		151,812
Prepaid expenses		4,136
Other receivables		372
Total assets		1,752,545,829
Liabilities
Payable for investments purchased
Regular delivery	$1,699,741
Delayed delivery	5,726,199
Payable for fund shares redeemed	866,511
Distributions payable	39,476
Accrued management fee	517,109
Other affiliated payables	194,528
Other payables and accrued expenses	30,818
Total liabilities		9,074,382
Net Assets		$1,743,471,447
Net Assets consist of:
Paid in capital		$1,744,927,973
Total distributable earnings (loss)		(1,456,526)
Net Assets, for 1,741,268,515 shares outstanding		$1,743,471,447
Net Asset Value, offering price and redemption price per share ($1,743,471,447 ÷ 1,741,268,515 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$14,493,536
Income from Fidelity Central Funds		769,198
Total income		15,262,734
Expenses
Management fee	$3,251,337
Transfer agent fees	1,131,454
Accounting fees and expenses	91,161
Custodian fees and expenses	6,986
Independent trustees' fees and expenses	3,845
Registration fees	12,412
Audit	19,961
Legal	10,864
Miscellaneous	5,704
Total expenses before reductions	4,533,724
Expense reductions	(5,284)
Total expenses after reductions		4,528,440
Net investment income (loss)		10,734,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	112,081
Fidelity Central Funds	3,363
Total net realized gain (loss)		115,444
Net increase in net assets resulting from operations		$10,849,738

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,734,294	$21,453,971
Net realized gain (loss)	115,444	30,267
Net increase in net assets resulting from operations	10,849,738	21,484,238
Distributions to shareholders	(12,249,434)	(21,453,211)
Share transactions
Proceeds from sales of shares	91,479,596	204,614,835
Reinvestment of distributions	11,931,921	20,959,838
Cost of shares redeemed	(292,567,880)	(803,508,186)
Net increase (decrease) in net assets and shares resulting from share transactions	(189,156,363)	(577,933,513)
Total increase (decrease) in net assets	(190,556,059)	(577,902,486)
Net Assets
Beginning of period	1,934,027,506	2,511,929,992
End of period	$1,743,471,447	$1,934,027,506
Other Information
Shares
Sold	91,479,596	204,614,835
Issued in reinvestment of distributions	11,931,921	20,959,838
Redeemed	(292,567,880)	(803,508,186)
Net increase (decrease)	(189,156,363)	(577,933,513)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.005	.001	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A	–A
Total from investment operations	.007	.010	.005	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.005)	(.001)	–A	–A
Distributions from net realized gain	(.001)	–	(.001)	–A	–A	–A
Total distributions	(.007)	(.010)	(.005)B	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.67%	.99%	.53%	.12%	.02%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.49%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.50%G	.49%	.48%	.37%	.05%	.06%
Expenses net of all reductions	.50%G	.49%	.48%	.37%	.05%	.06%
Net investment income (loss)	1.18%G	.97%	.44%	.09%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,743,471	$1,934,028	$2,511,930	$3,552,603	$6,396,020	$6,701,648

 A Amount represents less than $.0005 per share.

 B Total distributions of $.005 per share is comprised of distributions from net investment income of $.0045 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, market discount and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$2,156,406,438	$112,956,538	$(732,336)	$112,224,202
Fidelity Massachusetts Municipal Money Market Fund	1,744,345,949	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Massachusetts Municipal Income Fund	$(1,624,202)	$(1,257,958)	$(2,882,160)
Fidelity Massachusetts Municipal Money Market Fund	(127,505)	-–	(127,505)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $227,716,082 and $93,783,854, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.10%	.35%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.08%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.02
Fidelity Massachusetts Municipal Money Market Fund	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$2,961

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Massachusetts Municipal Income Fund	$1,620
Fidelity Massachusetts Municipal Money Market Fund	292

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$5,333
Fidelity Massachusetts Municipal Money Market Fund	4,992

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$1,000.00	$1,050.50	$2.34
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Massachusetts Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,006.70	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

MAS-SANN-0919
1.536216.122

Fidelity® Massachusetts AMT Tax-Free Money Market Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2019

Days	% of fund's investments 7/31/19
1 - 7	81.5
8 - 30	1.7
31 - 60	1.6
61 - 90	4.1
91 - 180	1.3
> 180	9.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2019
Variable Rate Demand Notes (VRDNs)	44.3%
Tender Option Bond	28.2%
Other Municipal Security	19.9%
Investment Companies	7.6%

Current 7-Day Yields

7/31/19
Fidelity® Massachusetts AMT Tax-Free Money Market Fund	1.17%
Institutional Class	1.26%
Service Class	1.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2019, the most recent period shown in the table, would have been 1.22% for the Institutional Class and .96% for the Service Class.

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.3%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.5% 8/7/19, VRDN (a)	$900,000	$900,000
West Jefferson Indl. Dev. Series 2008, 1.5% 8/7/19, VRDN (a)	3,000,000	3,000,000
		3,900,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.45% 8/7/19, VRDN (a)	2,250,000	2,250,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 1.5% 8/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	5,865,000	5,865,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.63% 8/7/19, VRDN (a)	100,000	100,000
Series 1999 A, 1.54% 8/7/19, VRDN (a)	200,000	200,000
		300,000
Illinois - 0.0%
Illinois Fin. Auth. Rev. (Latin School Proj.) Series 2005 B, 1.45% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	590,000	590,000
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.54% 8/7/19, VRDN (a)	2,300,000	2,300,000
Series I, 1.54% 8/7/19, VRDN (a)	800,000	800,000
		3,100,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.62% 8/7/19, VRDN (a)	600,000	600,000
Series 2007 B, 1.62% 8/7/19, VRDN (a)	1,500,000	1,500,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 1.6% 8/7/19, VRDN (a)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 1.6% 8/7/19, VRDN (a)	3,900,000	3,900,000
		6,500,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.56% 8/7/19, VRDN (a)	3,400,000	3,400,000
Series 2010 B1, 1.6% 8/7/19, VRDN (a)	4,080,000	4,080,000
		7,480,000
Massachusetts - 42.5%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 1.32% 8/7/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,500,000	9,500,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.42% 8/7/19, LOC Citibank NA, VRDN (a)	36,600,000	36,600,000
Series 2010 A2, 1.42% 8/7/19, LOC Barclays Bank PLC, VRDN (a)	39,750,000	39,750,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.43% 8/7/19, LOC Bank of America NA, VRDN (a)	16,685,000	16,685,000
(Boston Univ. Proj.):
Series U-6E, 1.35% 8/1/19, LOC TD Banknorth, NA, VRDN (a)	27,970,000	27,970,000
Series U3, 1.16% 8/7/19, LOC Northern Trust Co., VRDN (a)	33,950,000	33,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 1.41% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,105,000	3,105,000
(Clark Univ. Proj.) 1.5% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	4,805,000	4,805,000
(College of the Holy Cross Proj.) Series 2008 A, 1.35% 8/1/19, LOC Bank of America NA, VRDN (a)	24,605,000	24,605,000
(ISO New England, Inc. Proj.) Series 2005, 1.39% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	20,060,000	20,060,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 1.4% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,300,000	6,300,000
Series 2014 M1, 1.47% 8/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,605,000	7,605,000
(Wilber School Apts. Proj.) Series 2008 A, 1.46% 8/7/19, LOC Bank of America NA, VRDN (a)	1,185,000	1,185,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 1.44% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	34,760,000	34,760,000
Series 2006:
1.4% 8/7/19, LOC PNC Bank NA, VRDN (a)	2,945,000	2,945,000
1.4% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	2,665,000	2,665,000
Series 2010, 1.41% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	920,000	920,000
Series 2019, 1.43% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	14,300,000	14,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 1.4% 8/7/19 (Liquidity Facility Citibank NA), VRDN (a)	68,080,000	68,080,000
Series 2000 B, 1.41% 8/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	38,775,000	38,775,000
Series 2001 C, 1.38% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,445,000	5,445,000
Series 2006 A, 1.45% 8/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,580,000	9,580,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 1.35% 8/7/19, VRDN (a)	19,740,000	19,740,000
Series 2005 J1, 1.35% 8/7/19, VRDN (a)	28,950,000	28,950,000
Series 2005 J2, 1.35% 8/1/19, VRDN (a)	9,755,000	9,755,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.43% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	19,500,000	19,500,000
Series 2009 J2, 1.35% 8/1/19, LOC JPMorgan Chase Bank, VRDN (a)	25,510,000	25,510,000
Series 2009 K, 1.42% 8/7/19, LOC Bank of America NA, VRDN (a)	11,745,000	11,745,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 1.48% 8/1/19, LOC TD Banknorth, NA, VRDN (a)	17,530,000	17,530,000
(Harvard Univ. Proj.):
Series R, 1.35% 8/1/19, VRDN (a)	2,345,000	2,345,000
Series Y, 1.37% 8/7/19, VRDN (a)	40,405,000	40,405,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 1.42% 8/1/19, LOC TD Banknorth, NA, VRDN (a)	2,310,000	2,310,000
Series 2009 C, 1.42% 8/1/19, LOC TD Banknorth, NA, VRDN (a)	9,405,000	9,405,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.35% 8/7/19, VRDN (a)	55,425,000	55,425,000
Series 2001 J2, 1.37% 8/7/19, VRDN (a)	24,200,000	24,200,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 1.46% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	8,465,000	8,465,000
(Williams College Proj.):
Series I, 1.37% 8/7/19, VRDN (a)	8,621,000	8,621,000
Series J, 1.33% 8/7/19, VRDN (a)	20,017,000	20,017,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 1.43% 8/7/19, LOC Bank of America NA, VRDN (a)	1,875,000	1,875,000
Series 208, 1.4% 8/7/19 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,600,000	2,600,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 1.4% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	3,900,000	3,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.4% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	1,390,000	1,390,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.46% 8/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,300,000	2,300,000
Series 2002 C, 1.44% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,900,000	16,900,000
Series 2008 C2, 1.38% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,225,000	7,225,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.35% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	72,370,000	72,370,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 1.4% 8/7/19, LOC Freddie Mac, VRDN (a)	3,325,000	3,325,000
		825,398,000
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.53% 8/7/19, VRDN (a)	2,700,000	2,700,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.47% 8/7/19, VRDN (a)	700,000	700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.49% 8/7/19, VRDN (a)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.47% 8/7/19, VRDN (a)	800,000	800,000
Series 1992 B, 1.47% 8/7/19, VRDN (a)	300,000	300,000
Series 1994, 1.49% 8/7/19, VRDN (a)	900,000	900,000
		3,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $861,383,000)		861,383,000

Tender Option Bond - 28.2%
California - 1.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.5% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,000,000	1,000,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.5% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,900,000	2,900,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.5% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	7,400,000	7,400,000
Dignity Health Participating VRDN:
Series 17 04, 1.52% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	795,000	795,000
Series DBE 80 11, 1.6% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	11,900,000	11,900,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 1.5% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,250,000	5,250,000
		29,245,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,520,000	1,520,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.5% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	100,000	100,000
		1,620,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	945,000	945,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	900,000	900,000
		1,845,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.53%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	785,000	785,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.44% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,100,000	1,100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 1.6%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)(f)	900,000	900,000
		2,785,000
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.44% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700,000	700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	3,800,000	3,800,000
		4,500,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.6%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
Massachusetts - 25.6%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, 1.53%, tender 8/8/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	900,000	900,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 1.43% 8/1/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	712,000	712,000
Series Floaters XX 10 02, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200,000	2,200,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, 1.48% 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,775,000	8,775,000
Series Floaters XF 06 10, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600,000	1,600,000
Series Floaters XF 26 06, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600,000	1,600,000
Series Floaters ZF 25 68, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,100,000	3,100,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400,000	2,400,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,665,000	3,665,000
Series 2016 XF2207, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,400,000	2,400,000
Series 2016 XM0136, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	1,100,000	1,100,000
Series 2016 XM0137, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,050,000	3,050,000
Series Floaters 004, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	20,900,000	20,900,000
Series Floaters E 130, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	17,535,000	17,535,000
Series Floaters XF 26 07, 1.4% 8/1/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,400,000	2,400,000
Series Floaters XF 27 05, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,300,000	3,300,000
Series Floaters YX 10 74, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,360,000	6,360,000
Series Floaters ZF 06 04, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
Series Floaters ZF 07 60, 1.45% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200,000	2,200,000
Series Floaters ZF 27 22, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,065,000	6,065,000
Series Floaters ZM 05 72, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
Series Floaters ZM 05 74, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500,000	1,500,000
Series MS 3373, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	900,000	900,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000,000	2,000,000
Series 16 XM 03 35, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500,000	7,500,000
Series 16 XM0221, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	18,955,000	18,955,000
Series 16 ZF0377, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,375,000	4,375,000
Series Clipper 09 37, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	12,000,000	12,000,000
Series Clipper 09 67, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	63,610,000	63,610,000
Series Clipper 09 69, 1.43% 8/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	21,015,000	21,015,000
Series Floaters E 116, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,800,000	9,800,000
Series Floaters G4, 1.42% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,000,000	13,000,000
Series Floaters G9, 1.42% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,800,000	3,800,000
Series Floaters XF 05 30, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,800,000	1,800,000
Series Floaters XF 27 06, 1.4% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	10,600,000	10,600,000
Series Floaters XM 03 72, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,600,000	4,600,000
Series Floaters XM 07 10, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,500,000	2,500,000
Series Floaters ZF 26 93, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,100,000	9,100,000
Series Floaters ZF 26 95, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,100,000	4,100,000
Series Floaters ZM 05 79, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,100,000	1,100,000
Series Spears DB 80 15, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	9,800,000	9,800,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 1.42% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,550,000	5,550,000
Series Floaters XM 02 32, 1.42% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,715,000	2,715,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Floaters XM 03 89, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500,000	7,500,000
Series XM 03 54, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, 1.53%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,900,000	3,900,000
Participating VRDN:
Series 15 XF2203, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,460,000	4,460,000
Series 16 XM0239, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,250,000	11,250,000
Series 16 ZM0173, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,000,000	8,000,000
Series EGL 14 C031A, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,000,000	1,000,000
Series EGL 15 0004, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	17,900,000	17,900,000
Series EGL 15 001, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	32,900,000	32,900,000
Series EGL 15 002, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	33,285,000	33,285,000
Series Floaters XF 27 75, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,750,000	9,750,000
Series Floaters XM 04 30, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,335,000	3,335,000
Series Floaters XX 10 08, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,300,000	6,300,000
Series Floaters YX 10 29, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,820,000	5,820,000
Series Floaters ZF 06 84, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,135,000	12,135,000
Series Floaters ZF 06 92, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,985,000	1,985,000
Series ROC II R 14021, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,500,000	7,500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.58%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	6,420,000	6,420,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series Floaters XF 25 02, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,500,000	7,500,000
Series Floaters XF 27 01, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,000,000	3,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,000,000	1,000,000
		497,372,000
Michigan - 0.1%
Michigan Fin. Auth. Rev. Participating VRDN Series Floaters ZF 07 83, 1.5% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	900,000	900,000
New Jersey - 0.2%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700,000	700,000
Series Floaters 012, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,600,000	2,600,000
		3,300,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.52% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	590,000	590,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,300,000	1,300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.6%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	275,000	275,000
		2,365,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.44% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	700,000	700,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 1.6%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	500,000	500,000
Participating VRDN Series DBE 8032, 1.65% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	200,000	200,000
		1,500,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
Texas - 0.1%
Frisco Independent School District Bonds Series Solar 0002, 1.53%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	800,000	800,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	400,000	400,000
		1,200,000
TOTAL TENDER OPTION BOND
(Cost $547,432,000)		547,432,000

Other Municipal Security - 19.9%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.5%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,585,000	1,585,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.5%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,685,000	1,685,000
		3,270,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.6% tender 8/15/19, CP mode	1,300,000	1,300,000
Massachusetts - 19.5%
Avon Gen. Oblig. BAN Series 2018, 3% 9/26/19	5,300,000	5,308,000
Beverly Gen. Oblig. BAN Series 2019, 2.5% 6/26/20	8,260,000	8,340,726
Billerica Gen. Oblig. BAN Series 2018, 3% 9/27/19	1,700,000	1,702,215
Brookline Gen. Oblig. BAN Series 2019, 3% 3/27/20	2,400,000	2,420,501
Burlington Gen. Oblig. BAN Series 2019, 2.25% 7/17/20	2,500,000	2,518,659
Chicopee Gen. Oblig. BAN:
Series 2018, 3% 8/22/19	3,700,000	3,702,135
Series 2019, 2.5% 8/22/19	5,200,000	5,203,207
Danvers Gen. Oblig. BAN Series 2018, 3% 8/16/19	1,600,000	1,600,875
Falmouth Gen. Oblig. BAN Series 2019, 3% 2/4/20	7,900,000	7,949,311
Fitchburg Gen. Oblig. BAN Series 2019, 3% 6/19/20	10,750,000	10,899,669
Framingham Gen. Oblig. BAN Series 2019, 2.5% 12/6/19	9,093,736	9,127,193
Gloucester Gen. Oblig. BAN Series 2018 B, 3% 9/20/19	4,380,000	4,386,179
Grafton Gen. Oblig. BAN Series 2019, 2.75% 5/15/20	4,375,000	4,412,249
Groton BAN Series 2019, 2.25% 2/21/20 (g)	3,392,000	3,408,282
Hingham Gen. Oblig. BAN Series 2019, 2.75% 5/15/20	5,600,000	5,647,679
Holden Massachusetts Gen. Oblig. BAN Series 2019, 2.5% 6/12/20	2,020,000	2,033,713
Lexington Gen. Oblig. BAN Series 2019, 3% 2/14/20	4,000,000	4,026,931
Littleton Gen. Oblig. BAN Series 2019, 2.5% 5/22/20	1,800,000	1,813,170
Marlborough Gen. Oblig. BAN Series 2019, 2.25% 6/12/20	13,200,000	13,284,112
Massachusetts Clean Wtr. Trust Bonds:
Series 14, 5% 8/1/19 (Pre-Refunded to 8/1/19 @ 100)	3,945,000	3,945,000
Series 2014, 5% 8/1/19	1,685,000	1,685,000
Series A, 5.25% 8/1/19	1,100,000	1,100,000
Massachusetts Dev. Fin. Agcy. Series 5, 1.4% 9/5/19, LOC TD Banknorth, NA, CP	4,632,000	4,632,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
Series 2015 O3, SIFMA Municipal Swap Index + 0.480% 1.88%, tender 1/29/20 (a)(f)	1,625,000	1,625,876
Series V1, 5% 10/1/19 (Pre-Refunded to 10/1/19 @ 100)	2,800,000	2,814,763
Massachusetts Gen. Oblig. Bonds:
Series 2017 B, 2% 8/1/19 (a)(f)	2,400,000	2,400,000
Series D, 5.5% 8/1/19	685,000	685,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2008 H2, 1.4% tender 8/6/19, CP mode	4,000,000	4,000,000
Series H1, 1.47% tender 8/1/19, CP mode	6,000,000	6,000,000
Series 2019:
1.75% 10/2/19, CP	9,600,000	9,600,000
1.75% 10/10/19, CP	26,000,000	26,000,000
1.75% 10/10/19, CP	250,000	250,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.8% tender 8/8/19, CP mode	14,790,000	14,790,000
Massachusetts Port Auth. Rev. Series 12A:
1.57% 8/7/19, LOC TD Banknorth, NA, CP	7,000,000	7,000,000
1.67% 8/7/19, LOC TD Banknorth, NA, CP	11,200,000	11,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series B1, 5% 8/1/19	10,300,000	10,300,000
Series 99:
1.7% 10/9/19, LOC State Street Bank & Trust Co., Boston, CP	17,200,000	17,200,000
1.74% 10/9/19, LOC State Street Bank & Trust Co., Boston, CP	17,300,000	17,300,000
1.74% 10/9/19, LOC State Street Bank & Trust Co., Boston, CP	150,000	150,000
Middleborough Gen. Oblig. BAN Series 2019:
2.25% 6/10/20	8,200,000	8,248,471
3% 10/4/19	3,459,453	3,465,519
Millis Gen. Oblig. BAN Series 2018, 3% 11/1/19	2,442,000	2,447,851
Nantucket Gen. Oblig. BAN Series 2019 B, 2.75% 5/22/20	2,339,760	2,360,713
North Middlesex Reg'l. School District BAN Series 2019, 3% 2/5/20	10,700,000	10,764,922
Norwood Gen. Oblig. BAN Series 2019, 2.25% 6/26/20	6,800,000	6,850,167
Orleans Gen. Oblig. Anticipation Notes BAN Series 2019, 3% 2/7/20	3,871,739	3,895,890
Peabody Gen. Oblig. BAN Series 2019, 2.25% 7/17/20	3,450,000	3,479,376
Revere Gen. Oblig. BAN Series 2019, 2.75% 4/9/20	7,400,000	7,456,098
Salisbury Gen. Oblig. BAN Series 2018, 3% 9/13/19	2,200,000	2,202,718
Somerville Gen. Oblig. BAN Series A, 2.25% 6/5/20	19,300,000	19,418,782
Stoughton Gen. Oblig. BAN Series 2019, 3% 10/25/19	1,118,139	1,121,695
Swampscott Gen. Oblig. BAN Series 2019, 2.25% 3/12/20	1,893,000	1,900,103
Topsfield Gen. Oblig. BAN Series 2019, 2.5% 11/22/19	1,700,000	1,704,136
Town of Provincetown BAN Series 2019, 2.5% 6/26/20	2,279,000	2,298,628
Town of Rowley Gen. Oblig. BAN Series 2019, 2.75% 5/8/20	2,500,000	2,519,242
West Boylston Gen. Oblig. Anticipation Notes BAN:
Series 2018, 3% 8/16/19	1,500,000	1,500,731
Series 2019, 2.25% 2/14/20 (g)	3,000,000	3,013,110
Westborough Gen. Oblig. BAN Series 2019, 2.25% 5/29/20	20,692,890	20,813,411
Westfield Gen. Oblig. BAN Series 2018, 3% 10/31/19	2,800,000	2,806,429
Weston Gen. Oblig. BAN Series 2019:
2% 1/30/20	4,745,000	4,757,578
3% 1/30/20	1,005,566	1,011,584
Worcester Gen. Oblig.:
BAN Series 2019 A, 2.75% 2/13/20	18,000,000	18,104,037
Bonds Series 2018, 4% 2/13/20	6,000,000	6,079,578
		378,683,214
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.65%, tender 2/26/20 (a)(f)	100,000	100,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.36%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,700,000	2,700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $386,053,214)		386,053,214
	Shares	Value

Investment Company - 7.6%
Fidelity Tax-Free Cash Central Fund 1.51% (h)(i)
(Cost $147,984,511)	147,972,868	147,984,511
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,942,852,725)		1,942,852,725
NET OTHER ASSETS (LIABILITIES) - 0.0%		(376,124)
NET ASSETS - 100%		$1,942,476,601

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,400,000 or 0.8% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,745,000 or 1.0% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.6%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,520,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	1/24/19	$945,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$900,000
Dignity Health Participating VRDN Series 17 04, 1.52% 9/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$795,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	12/18/18 - 3/25/19	$400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$3,800,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.58%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18 - 7/26/18	$6,420,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$590,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 4/5/19	$1,300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.6%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$275,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$700,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.6%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$500,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$300,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 1.6%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$1,416,412
Total	$1,416,412

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,794,868,214)	$1,794,868,214
Fidelity Central Funds (cost $147,984,511)	147,984,511
Total Investment in Securities (cost $1,942,852,725)		$1,942,852,725
Cash		2,712,612
Receivable for investments sold		1,699,741
Receivable for fund shares sold		1,635,252
Interest receivable		6,550,187
Distributions receivable from Fidelity Central Funds		202,512
Receivable from investment adviser for expense reductions		65,744
Other receivables		436
Total assets		1,955,719,209
Liabilities
Payable for investments purchased
Regular delivery	$2,703,191
Delayed delivery	6,421,392
Payable for fund shares redeemed	3,326,875
Distributions payable	361,799
Accrued management fee	332,994
Distribution and service plan fees payable	21
Other affiliated payables	96,336
Total liabilities		13,242,608
Net Assets		$1,942,476,601
Net Assets consist of:
Paid in capital		$1,942,489,866
Total distributable earnings (loss)		(13,265)
Net Assets		$1,942,476,601
Net Asset Value and Maximum Offering Price
Massachusetts AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($313,350,089 ÷ 313,136,267 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,629,024,140 ÷ 1,628,564,084 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($102,372 ÷ 102,341 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$14,129,183
Income from Fidelity Central Funds		1,416,412
Total income		15,545,595
Expenses
Management fee	$1,912,810
Transfer agent fees	555,168
Distribution and service plan fees	128
Independent trustees' fees and expenses	3,824
Total expenses before reductions	2,471,930
Expense reductions	(416,411)
Total expenses after reductions		2,055,519
Net investment income (loss)		13,490,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,242
Fidelity Central Funds	982
Total net realized gain (loss)		43,224
Net increase in net assets resulting from operations		$13,533,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,490,076	$18,632,467
Net realized gain (loss)	43,224	20,068
Net increase in net assets resulting from operations	13,533,300	18,652,535
Distributions to shareholders	(13,490,136)	(18,632,213)
Share transactions - net increase (decrease)	151,348,084	530,137,699
Total increase (decrease) in net assets	151,391,248	530,158,021
Net Assets
Beginning of period	1,791,085,353	1,260,927,332
End of period	$1,942,476,601	$1,791,085,353

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.011	.006	.002	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.007	.011	.006	.002	.001	–A
Distributions from net investment income	(.007)	(.011)	(.006)	(.002)	–A	–A
Distributions from net realized gain	–	–	–A	–	(.001)	–A
Total distributions	(.007)	(.011)	(.006)	(.002)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.66%	1.15%	.61%	.22%	.11%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%F	.30%	.30%	.26%	.05%	.07%
Expenses net of all reductions	.30%F	.30%	.30%	.26%	.05%	.06%
Net investment income (loss)	1.33%F	1.15%	.62%	.23%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$313,350	$282,538	$241,538	$200,828	$200,616	$235,903

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.012	.007	.003	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.007	.012	.007	.003	.001	–A
Distributions from net investment income	(.007)	(.012)	(.007)	(.003)	–A	–A
Distributions from net realized gain	–	–	–A	–	(.001)	–A
Total distributions	(.007)	(.012)	(.007)	(.003)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.72%	1.25%	.71%	.30%	.11%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.18%	.05%	.07%
Expenses net of all reductions	.20%F	.20%	.20%	.18%	.05%	.06%
Net investment income (loss)	1.44%F	1.25%	.72%	.31%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,629,024	$1,508,445	$1,019,289	$588,483	$432,509	$484,222

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.005	.001	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.006	.010	.005	.001	.001	–A
Distributions from net investment income	(.006)	(.010)	(.005)	(.001)	–A	–A
Distributions from net realized gain	–	–	–A	–	(.001)	–A
Total distributions	(.006)	(.010)	(.005)	(.001)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.59%	.99%	.46%	.11%	.11%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.37%	.05%	.06%
Expenses net of all reductions	.45%F	.45%	.45%	.37%	.05%	.06%
Net investment income (loss)	1.19%F	1.00%	.47%	.12%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$102	$102	$101	$100	$100	$100

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,942,852,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(83,430)
Total capital loss carryforward	$(83,430)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$128	$128

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
Massachusetts AMT Tax-Free Money Market Fund	$152,021
Institutional Class	403,122
Service Class	25
$555,168

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $416,042 and $28, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $341.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2019	Year ended January 31, 2019
Distributions to shareholders
Massachusetts AMT Tax-Free Money Market Fund	$2,010,740	$3,032,312
Institutional Class	11,478,795	15,598,772
Service Class	601	1,129
Total	$13,490,136	$18,632,213

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2019	Year ended January 31, 2019	Six months ended July 31, 2019	Year ended January 31, 2019
Massachusetts AMT Tax-Free Money Market Fund
Shares sold	119,453,664	215,387,768	$119,453,664	$215,387,768
Reinvestment of distributions	1,768,382	2,666,249	1,768,382	2,666,249
Shares redeemed	(90,429,392)	(177,053,032)	(90,429,392)	(177,053,032)
Net increase (decrease)	30,792,654	41,000,985	$30,792,654	$41,000,985
Institutional Class
Shares sold	691,009,898	1,584,381,976	$691,009,898	$1,584,381,976
Reinvestment of distributions	9,288,543	12,742,758	9,288,543	12,742,758
Shares redeemed	(579,743,612)	(1,107,989,022)	(579,743,612)	(1,107,989,022)
Net increase (decrease)	120,554,829	489,135,712	$120,554,829	$489,135,712
Service Class
Shares sold	–	78,644	$–	$78,644
Reinvestment of distributions	601	1,102	601	1,102
Shares redeemed	–	(78,744)	–	(78,744)
Net increase (decrease)	601	1,002	$601	$1,002

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Massachusetts AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,006.60	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,007.20	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,005.90	$2.24
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SMA-SANN-0919
1.854004.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 23, 2019